RISK MANAGEMENT (Details 21) - Market Risk [Member] $ in Thousands, $ in Millions	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)
Local Currency Investments [Member] | Loss Limit [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	$ 48,000		$ 48,000
Effect on capital	192,001		175,000
Local Currency Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	43,742		(37,148)
Effect on capital	189,725		(141,287)
Local Currency Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	27,854		(22,958)
Effect on capital	170,450		(112,818)
Local Currency Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	37,569		(29,110)
Effect on capital	180,972		(128,506)
Foreign Currency Investments [Member] | Loss Limit [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income		$ 30,000		$ 30,000
Effect on capital		75,000		75,000
Foreign Currency Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income		12,000		16,000
Effect on capital		38,000		42,000
Foreign Currency Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income		4,000		4,000
Effect on capital		(10,000)		15,000
Foreign Currency Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income		9,000		10,000
Effect on capital		$ 22,000		$ 23,000
Consolidated [Member] | Loss Limit [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	48,000		48,000
Effect on capital	192,002		175,000
Consolidated [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	45,492		(38,249)
Effect on capital	192,848		(142,442)
Consolidated [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	29,167		(23,571)
Effect on capital	168,766		(112,277)
Consolidated [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	38,908		(29,948)
Effect on capital	$ 182,557		$ (128,360)